Legal Proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Legal Proceedings [Abstract]
LEGAL PROCEEDINGS
NOTE 15 – LEGAL PROCEEDINGS
On January 6, 2017, in connection with the financing contemplated by a securities purchase agreement with RENS Technology Inc. (the “Purchaser”), we commenced an action in the Supreme Court of New York, County of New York (the “Court”), against the Purchaser, RENS Agriculture, the parent company of the Purchaser, and Ren Ren, a principal in both entities and one of our directors, arising from the Purchaser’s breach of the agreement under which the Purchaser agreed to invest an aggregate of $20.25 million in our company in exchange for an aggregate of 3,537,037 shares of our common stock and warrants to purchase an aggregate of 884,259 shares of common stock.
On April 11, 2017, the Court noted that we had demonstrated a likelihood of success on the merits of the breach of contract claim. Thereafter, a hearing was scheduled on the application by the Purchaser to dismiss the complaint and various pre-trial discovery applications by both parties.
In August 2017, before the hearing occurred, the Company amended its complaint repeating most of the initial claims but adding several additional claims against RENS Agriculture, Mr. Ren and two additional Chinese defendants, including a claim against RENS Agriculture for breaching the exclusive distribution agreement, as well as claims against all defendants for theft and misappropriation of our confidential proprietary information and trade secrets, breach of fiduciary duty and duty of loyalty, misappropriation of corporate opportunity, unfair competition and a number of other torts.
On July 13, 2020, the Company entered into a settlement agreement (the “Settlement Agreement”) with the Purchaser, Mr. Ren and Mr. Mannello to settle all claims in connection with all pending litigation matters between the parties (the “Claims”). Pursuant to the Settlement Agreement, the parties agreed to file the appropriate documentation in the Nevada and New York courts to dismiss the Claims within five days of the execution of the Settlement Agreement. In addition, the Purchaser and Mr. Ren agreed to: (i) vote all of their shares of common stock of the Company in favor of the transactions contemplated by the Merger Agreement and (ii) waive and forfeit any right to receive any ownership interest in the private company (which will include the assets and liabilities for the Company’s existing muscle health business) to be spun-out from the Company in connection with the Merger. The Purchaser also agreed that, simultaneous with the closing of the Merger, it will deliver its warrant to purchase 375,000 shares of common stock to the Company for cancellation or, if the warrant cannot be located, execute documents necessary to ensure that the warrant is cancelled. The Settlement Agreement further provides that Mr. Ren will resign as the Company’s Global Chairman and as a member of the Company’s board of directors upon the execution of the Settlement Agreement. The Settlement Agreement also includes mutual releases by the parties against each other for any claims or actions (including the Claims) through the date of the Settlement Agreement.

NOTE 15 - LEGAL PROCEEDINGS
On January 6, 2017, in connection with the financing contemplated by a securities purchase agreement with RENS Technology Inc. (the “Purchaser”), we commenced an action in the Supreme Court of New York, County of New York (the “Court”), against the Purchaser, RENS Agriculture, the parent company of the Purchaser, and Ren Ren, a principal in both entities and one of our directors, arising from the Purchaser’s breach of the agreement under which the Purchaser agreed to invest an aggregate of $20.25 million in our company in exchange for an aggregate of 3,537,037 shares of our Common Stock and warrants to purchase an aggregate of 884,259 shares of Common Stock.
On April 11, 2017, the Court noted that we had demonstrated a likelihood of success on the merits of the breach of contract claim. Thereafter, a hearing was scheduled on the application by the Purchaser to dismiss the complaint and various pre-trial discovery applications by both parties.
In August 2017, before the hearing occurred, the Company amended its complaint repeating most of the initial claims but adding several additional claims against RENS Agriculture, Mr. Ren and two additional Chinese defendants, including a claim against RENS Agriculture for breaching the exclusive distribution agreement, as well as claims against all defendants for theft and misappropriation of our confidential proprietary information and trade secrets, breach of fiduciary duty and duty of loyalty, misappropriation of corporate opportunity, unfair competition and a number of other torts. We are seeking damages and injunctive relief. The Purchaser has filed a motion to dismiss the amended complaint, which is still pending and scheduled for oral argument in the second quarter of 2020.
The parties are currently in settlement discussions regarding the foregoing matters.
The outcome of the aforementioned matters cannot be determined as of the date of these consolidated financial statements.